Summary of Significant Accounting Policies - Expected Aggregate Annual Amortization Expense for Existing Amortizable Intangible Assets (Detail) $ in Millions	Sep. 29, 2018 USD ($)
Accounting Policies [Abstract]
2019	$ 258
2020	233
2021	230
2022	228
2023	$ 202